Property and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of March 31,
	2024	2023
	$’000	$’000
Leasehold improvement	106	33
Computers equipment	64	41
Furniture and fixtures	48	6
Office equipment	6	3
Less: accumulated depreciation	(74)	(51)
Property and equipment, net	150	32

Depreciation expense for the years ended March 31, 2024, 2023 and 2022, was $23,000, $18,000 and $19,000, respectively.